Zaxis International Inc. - Statements of Cash Flows	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Cash flows from operating activities:
Net loss	(627,533)	(16,928)	(173,870)	(51,400)
Loss (gain) on debt settlement	528	0	0	0
Adjustments to reconcile net loss to cash used in operating activities:
Expenses paid by related parties	0	0	21,625	0
Fair value of services provided by related party	0	0	0	36,000
Imputed interest	4,113	0	17,490	0
Amortization of debt discount	0	0	125,000	0
Changes in net assets and liabilities:
Increase (decrease) in accounts payable	$ (7,500)	$ 0	$ 7,500	$ 0
Increase (decrease) in accrued liabilities	(35,833)	9,178	3,255	9,450
Cash flows used by operating activities	(666,225)	(7,750)	1,000	(5,959)
Cash flows from investing activities:
Cash used in investing activities	$ 0	$ 0	$ 0	$ 0
Cash flows from financing activities:
Advances from related parties	0	7,500	0	5,950
Principal payments on debt	$ (52,375)	$ 0	$ 0	$ 0
Issuance of non-convertible note	0	0	0	0
Proceed from sale of common stock	1,185,000	0	0	5,950
Cash generated by financing activities	1,132,625	7,500	0	5,950
Change in cash	$ 466,400	$ 0	$ 1,000	$ 0
Cash - beginning of period	1,000	0	0	0
Cash - end of period	467,400	0	0	0
Supplemental cash flow disclosure:
4,125,000 shares of common stock issued upon debt conversion	0	0	125,000	0
BCF of debt discount on convertible notes	0	0	0	0
Related party advances converted to convertible note payable	0	0	40,000	0
Related party debt transferred to unrelated party	0	0	120,979	0